Cash and Cash Equivalents (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 157,650	¥ 260,109
Certificates of deposit	20,000	60,000
Commercial paper	2,212	69,989
Bailment for consumption	346,911	100,000
Other	147	3,576
Total	¥ 526,920	¥ 493,674	¥ 522,078	¥ 765,551